Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade and other payables	Trade and other payables
Trade and other payables represent liabilities for goods and services provided to the Group prior to the end of the reporting period, which are unpaid. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. Trade and other payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest rate method.
Trade payables are non-interest bearing and are normally settled between 70 to 80 days.
The Group participates in various programmes and arrangements with customers designed to increase the sale of our products. The costs of these programmes are recorded as deductions from revenue. Among the programmes are arrangements under which allowances can be earned by customers for attaining agreed upon sales levels or for participating in specific marketing programmes. When these allowances are paid in arrears, the Group accrues the estimated amount to be paid based on historical customer experience, the programme’s contractual terms and the amounts expected to be settled with customers. The costs of these off-invoice customer marketing initiatives totalled €6.0 billion, €5.8 billion and €5.4 billion for 2025, 2024 and 2023, respectively.
The following table summarises trade and other payables as at the dates presented:

	Year ended 31 December
	2025	2024
	€ million	€ million
Trade accounts payable	2,716	2,669
Accrued customer marketing costs	1,424	1,376
Accrued deposits	400	392
Accrued compensation and benefits	492	500
Accrued taxes(A)	656	389
Other accrued expenses	497	460
Total trade and other payables	6,185	5,786
(A)This line item includes a payable of €287 million as at 31 December 2025 (31 December 2024: €61 million)
related to the Spanish VAT matter. Refer to Note 25 for further details.
Supplier finance arrangements
The Group engages in supplier finance arrangements facilitated by various banks, pursuant to which its suppliers may elect to receive early payments of their invoices from a bank.
Under the arrangements, the bank agrees to pay amounts due to participating suppliers with respect to invoices owed by the Group, and the Group repays the bank at a later date.
Participation in these arrangements is at suppliers’ own discretion. If suppliers elect to receive early payments, they pay a fee to the respective bank, to which the Group is not party. The primary purpose of these arrangements is to streamline payment processing and allow willing suppliers to receive early payments from the bank before the invoice due date. Payment terms with suppliers have not been renegotiated in conjunction with these arrangements.
The Group does not derecognise the original liabilities to which supplier finance arrangements apply because a legal release is not obtained, and the original liabilities remain substantially unmodified upon entering into these arrangements. From the perspective of the Group, the arrangements do not significantly extend the payment terms beyond the normal terms agreed with other non-participating suppliers. The Group incurs no additional fees or interest expense towards the banks on the amounts due to the suppliers. As a result, the Group discloses the amounts subject to the arrangements within trade and other payables. As at 31 December 2025 and 31 December 2024, all payables related to supplier finance arrangements were classified as current.
Payments made to the banks are included in cash flows from operating activities because they continue to be part of the Group’s normal operating cycle and their principal nature remains operating.
The following tables provide an overview of the carrying amount of the liabilities part of a supplier financing arrangement as well as the range of common payment due dates:

	Year ended 31 December
	2025	2024
	€ million	€ million
Carrying amount of liabilities that are part of supplier financing arrangements
Presented within trade accounts payable	689	764
of which suppliers have received payment	614	596

Year ended 31 December
	2025	2024
	Days after	Days after
Range of payment due dates
Liabilities that are part of an arrangement	60 - 135	45 - 135
Comparable liabilities that are not part of an arrangement	0 - 135	0 - 135
In 2025, there were no non-cash changes in the carrying amount of the trade payables included in the Group’s supplier finance arrangements. In 2024, following the Acquisition, the Group assumed €40 million of trade and other payables, which were part of a supplier finance arrangement.